Quarterly Report
July 31, 2024
MFS®  Lifetime®  2045 Fund
L45-Q1

Portfolio of Investments
7/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 9.9%
MFS Emerging Markets Debt Fund - Class R6	509,711	$6,126,724
MFS Emerging Markets Debt Local Currency Fund - Class R6	750,927	4,085,043
MFS Global Opportunistic Bond Fund - Class R6	754,864	6,129,494
MFS High Income Fund - Class R6	2,642,300	8,138,285
MFS Inflation-Adjusted Bond Fund - Class R6	1,963,399	18,004,365
MFS Total Return Bond Fund - Class R6	1,122,163	10,716,657
		$53,200,568
International Stock Funds – 25.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	304,909	$4,293,117
MFS Blended Research International Equity Fund - Class R6	3,949,485	54,068,450
MFS Emerging Markets Equity Fund - Class R6	122,991	4,321,920
MFS International Growth Fund - Class R6	380,720	16,706,003
MFS International Intrinsic Value Fund - Class R6	399,622	16,848,044
MFS International New Discovery Fund - Class R6	524,918	17,563,743
MFS Research International Fund - Class R6	859,257	20,493,290
		$134,294,567
Non-Traditional Funds – 9.1%
MFS Commodity Strategy Fund - Class R6	6,880,647	$24,151,070
MFS Global Real Estate Fund - Class R6	1,446,551	24,837,289
		$48,988,359
U.S. Stock Funds – 53.7%
MFS Blended Research Core Equity Fund - Class R6	649,151	$24,726,162
MFS Blended Research Growth Equity Fund - Class R6	1,092,052	25,859,803
MFS Blended Research Mid Cap Equity Fund - Class R6	3,464,731	52,317,439
MFS Blended Research Small Cap Equity Fund - Class R6	763,785	12,610,093
MFS Blended Research Value Equity Fund - Class R6	1,695,095	28,714,909
MFS Growth Fund - Class R6	122,528	25,920,813
MFS Mid Cap Growth Fund - Class R6 (a)	811,138	25,899,626
MFS Mid Cap Value Fund - Class R6	753,028	26,190,324
MFS New Discovery Fund - Class R6 (a)	197,357	6,198,986
MFS New Discovery Value Fund - Class R6	326,639	6,300,866
MFS Research Fund - Class R6	411,492	24,775,905
MFS Value Fund - Class R6	548,447	28,787,971
		$288,302,897
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 5.39% (v)	12,300,891	$12,302,121
Total Investment Companies		$537,088,512

Other Assets, Less Liabilities – 0.0%		3,883
Net Assets – 100.0%		$537,092,395
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $537,088,512.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$537,088,512	$—	$—	$537,088,512
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$23,282,351	$324,332	$1,277,746	$203,347	$2,193,878	$24,726,162
MFS Blended Research Emerging Markets Equity Fund	4,288,960	57,678	348,475	41,371	253,583	4,293,117
MFS Blended Research Growth Equity Fund	24,851,959	561,442	2,519,265	821,787	2,143,880	25,859,803
MFS Blended Research International Equity Fund	51,915,878	469,774	2,525,825	245,288	3,963,335	54,068,450
MFS Blended Research Mid Cap Equity Fund	48,823,259	1,800,121	2,187,138	91,254	3,789,943	52,317,439
MFS Blended Research Small Cap Equity Fund	11,689,107	608,932	1,020,754	38,513	1,294,295	12,610,093
MFS Blended Research Value Equity Fund	27,079,160	983,446	1,008,181	16,547	1,643,937	28,714,909
MFS Commodity Strategy Fund	24,076,044	1,091,385	410,061	(57,898)	(548,400)	24,151,070
MFS Emerging Markets Debt Fund	5,427,498	662,786	93,847	(23,777)	154,064	6,126,724
MFS Emerging Markets Debt Local Currency Fund	3,577,977	472,140	26,856	(5,585)	67,367	4,085,043
MFS Emerging Markets Equity Fund	4,269,613	58,840	290,917	24,772	259,612	4,321,920
MFS Global Opportunistic Bond Fund	5,408,515	637,480	83,923	(14,445)	181,867	6,129,494
MFS Global Real Estate Fund	23,159,885	1,097,390	1,798,363	41,390	2,336,987	24,837,289
MFS Growth Fund	24,739,865	747,884	2,094,077	588,883	1,938,258	25,920,813
MFS High Income Fund	7,283,176	852,846	149,776	(18,493)	170,532	8,138,285
MFS Inflation-Adjusted Bond Fund	16,794,558	1,253,186	505,444	(106,565)	568,630	18,004,365
MFS Institutional Money Market Portfolio	12,013,472	3,472,009	3,184,442	(274)	1,356	12,302,121
MFS International Growth Fund	15,940,398	163,827	639,312	26,745	1,214,345	16,706,003
MFS International Intrinsic Value Fund	16,008,573	320,896	681,678	(31,595)	1,231,848	16,848,044
MFS International New Discovery Fund	16,783,978	474,824	786,420	2,839	1,088,522	17,563,743
MFS Mid Cap Growth Fund	24,061,425	975,597	384,277	(49)	1,246,930	25,899,626
MFS Mid Cap Value Fund	24,540,796	984,336	1,416,655	64,251	2,017,596	26,190,324
MFS New Discovery Fund	5,815,230	258,802	323,413	9,181	439,186	6,198,986
MFS New Discovery Value Fund	5,908,832	321,155	512,080	29,566	553,393	6,300,866
MFS Research Fund	23,201,527	596,103	889,465	41,167	1,826,573	24,775,905
MFS Research International Fund	19,428,709	369,151	616,026	16,178	1,295,278	20,493,290
MFS Total Return Bond Fund	10,093,749	581,668	370,943	(47,022)	459,205	10,716,657
MFS Value Fund	27,095,918	1,255,754	1,379,117	24,854	1,790,562	28,787,971
	$507,560,412	$21,453,784	$27,524,476	$2,022,230	$33,576,562	$537,088,512
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Debt Fund	$108,037	$—
MFS Emerging Markets Debt Local Currency Fund	56,994	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund	48,646	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	39,969	23,303
MFS High Income Fund	129,509	—
MFS Inflation-Adjusted Bond Fund	292,239	—
MFS Institutional Money Market Portfolio	165,480	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	27,600	11,340
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	114,139	—
MFS Value Fund	139,896	—
	$1,122,509	$34,643
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